Debt (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 58,973	$ 59,570
Unamortized Underwriting Fees	(112)	(106)
Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	3.04%	3.69%
Parent Company [Member]
Debt Instrument [Line Items]
Long-term Debt	9,570	10,083
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2042
Long-term Debt	8,848	9,364
Year-End Effective Interest Rates with Swaps	4.95%	6.06%
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.78%	6.90%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2017
Long-term Debt	2,120	2,149
Year-End Effective Interest Rates with Swaps	3.32%	3.32%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.12%	5.83%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2017
Long-term Debt	17,163	14,188
Year-End Effective Interest Rates with Swaps	2.39%	2.80%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.20%	4.78%
Fixed Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2017
Long-term Debt	2,764	3,581
Year-End Effective Interest Rates with Swaps	3.68%	3.11%
Fixed Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.68%	5.65%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2015
Long-term Debt	2,100	0
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.65%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Maturity Dates	2015
Long-term Debt	550	400
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.76%	0.43%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2015
Long-term Debt	2,203	2,444
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	1.59%	1.24%
Floating Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member]
Debt Instrument [Line Items]
Maturity Dates	2017
Long-term Debt	300	1,100
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.51%	0.47%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2014
Long-term Debt	3,000	4,488
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.49%	0.52%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2018
Long-term Debt	12,810	15,065
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.90%	0.95%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust [Member]
Debt Instrument [Line Items]
Long-term Debt	0	72
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.00%	0.75%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2018
Long-term Debt	1,091	1,245
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.93%	0.85%
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%
Convertible Subordinated Debt [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	2036
Long-term Debt	749	749
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Convertible Subordinated Debt [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%	6.80%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2016
Long-term Debt	4,672	4,579
Year-End Effective Interest Rates with Swaps	0.00%	6.27%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.87%	6.38%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2015
Long-term Debt	300	0
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	1.08%	0.00%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2022
Long-term Debt	123	123
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.94%	5.74%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member] | Sale Lease Back Transaction Name [Member]
Debt Instrument [Line Items]
Long-term Debt	118	123
Floating Rate Borrowings [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2015
Long-term Debt	$ 292	$ 129
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Borrowings [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.65%	0.66%